EMPLOYEE BENEFIT PLANS (Details 8) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of employee benefit plans [Line Items]
Fair value of assets as of January 1	$ 0	$ 0
Fair value assets at the end of the year	32,252	0
Plan assets [member]
Disclosure of employee benefit plans [Line Items]
Fair value of assets as of January 1	4,765	5,565
Interest income on plan assets	161	123
Return on plan assets greater/(less) than discount rate	(33)	(58)
Benefits paid	(405)	(825)
Foreign currency translation effect	396	(40)
Fair value assets at the end of the year	$ 4,884	$ 4,765